ORDINARY SHARES (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Aug. 19, 2011 The 2011 Program [Member] Maximum [Member] USD ($)	Dec. 31, 2014 The 2014 Program [Member] Maximum [Member] USD ($)
Stockholders Equity Note [Line Items]
Share capital - ordinary shares, shares authorized	360,000,000	360,000,000	360,000,000	360,000,000
Share capital - ordinary shares, par value	$ 0.0001		$ 0.0001
Issuance of ordinary shares to employees upon exercise of vested share options					368,160	368,160
Ordinary shares authorized to be repurchased							$ 20,000	$ 5,000
Repurchase of ordinary shares (in shares)					5,370,312	5,370,312
Repurchase of ordinary shares					6,565	40,899
Retirement of ordinary shares